EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
EMPLOYEE BENEFIT PLANS
Employee Benefit Plans

Pension Plan. First Financial sponsors a non-contributory defined benefit pension plan covering substantially all employees and uses a December 31 measurement date for the plan.

Prior to the fourth quarter of 2013, plan assets were administered and managed by the Wealth Management division of First Financial Bank, N.A. During the fourth quarter of 2013, the investment management and trustee services were transitioned to a third party vendor. As of December 31, 2013, plan assets were primarily invested in publicly traded equity mutual funds and fixed income mutual funds. The pension plan does not directly own any shares of First Financial common stock or any other First Financial security or product.

The investment objective of the Plan is to structure the assets to, as much as feasible, mirror the liabilities of the Plan. The current target asset allocation set by the Bank for the Plan is 60% equities and 40% fixed income, with the aim to use the fixed income component to match the identified near term and long term plan distributions and the equity component to generate growth of capital to meet other future Plan liabilities. The determination of the overall expected long-term return on plan assets was based on the composition of plan assets and a consensus of estimates from similarly managed portfolios of expected future returns.

First Financial re-measured the Company's pension assets and liabilities, and recognized pension settlement charges, as a result of the year-to-date level of lump sum distributions from the Company's pension plan. Consistent with FASB ASC Topic 715, Compensation - Retirement Benefits, pension settlement charges are an acceleration of previously deferred costs that would have been recognized in future periods and are triggered when lump sum distributions exceed an annual accounting threshold for the plan. These pension settlement charges were a result of employee-related changes, including staff retirements as well as reductions due to recent efficiency initiatives, and the resulting lump sum distributions from the plan. First Financial recognized pension settlement charges of $6.2 million for the year ended December 31, 2013. The accounting threshold for lump sum distributions reset January 1, 2014.

As a result of the plan’s updated actuarial projections for 2013 as well as the previously mentioned settlement charges, First Financial recorded expenses related to its pension plan of $5.5 million for 2013, compared to income of $0.5 million and $1.3 million for 2012 and 2011, respectively. First Financial made no cash contributions to the pension plan in 2013 and does not expect to make a cash contribution to the plan in 2014.

The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income:

	December 31,
(Dollars in thousands)	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$67,678	$63,910
Service cost	3,705	3,483
Interest cost	2,319	2,550
Amendments	124	0
Actuarial loss	(6,745)	3,822
Benefits paid, excluding settlement	(1,111)	(6,087)
Settlements	(10,379)	0
Benefit obligation at end of year	55,591	67,678

Change in plan assets
Fair value of plan assets at beginning of year	123,716	114,972
Actual return on plan assets	19,421	14,831
Employer contribution	0	0
Benefits paid, excluding settlement	(1,111)	(6,087)
Settlements	(10,379)	0
Fair value of plan assets at end of year	131,647	123,716

Amounts recognized in the Consolidated Balance Sheets
Assets	76,056	56,038
Liabilities	0	0
Net amount recognized	$76,056	$56,038

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$28,411	$54,471
Net prior service cost	(3,573)	(4,119)
Deferred tax assets	(9,273)	(19,014)
Net amount recognized	$15,565	$31,338

Change in accumulated other comprehensive income (loss)	$(15,773)	$(2,798)

Accumulated benefit obligation	$53,664	$64,273

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2013	2012	2011
Service cost	$3,705	$3,483	$3,177
Interest cost	2,319	2,550	2,723
Expected return on assets	(8,988)	(9,055)	(9,020)
Amortization of prior service cost	(423)	(423)	(423)
Recognized net actuarial loss	2,709	2,964	2,194
Settlement charges	6,174	0	0
Net periodic benefit (income) cost	5,496	(481)	(1,349)

Other changes recognized in accumulated other comprehensive income
Net actuarial (gain) loss	(17,178)	(1,954)	22,423
Prior service cost	124	0	0
Amortization of prior service cost	423	423	423
Amortization of gain	(2,709)	(2,964)	(2,194)
Settlement charges	(6,174)	0	0
Total recognized in accumulated other comprehensive income	(25,514)	(4,495)	20,652
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$(20,018)	$(4,976)	$19,303

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of loss	$1,926	$3,248	$3,039
Amortization of prior service credit	(413)	(423)	(423)

Weighted-average assumptions to determine
	December 31,
	2013	2012
Benefit obligations
Discount rate	4.62%	3.73%
Rate of compensation increase	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.73%	4.22%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%

The fair value of the plan assets as of December 31, 2013 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$126	$126	$0	$0
Fixed income mutual funds	50,277	50,277	0	0
Equity mutual funds	81,244	81,244	0	0
Total	$131,647	$131,647	$0	$0

The fair value of the plan assets as of December 31, 2012 by asset category is shown below.

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Money market fund	$1,338	$1,338	$0	$0
U.S. Treasury securities	3,923	0	3,923	0
Securities of U.S. government agencies and corporations	1,543	0	1,543	0
Corporate bonds	6,983	0	6,983	0
Equity securities:
Common stock	20,899	20,899	0	0
Mutual funds	22,168	22,168	0	0
Exchange traded funds	66,844	66,844	0	0
Total	$123,698	$111,249	$12,449	$0

An asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. See Note 21 – Fair Value Disclosures for further information related to the framework for measuring fair value and the fair value hierarchy.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2014	$3,851
2015	3,840
2016	5,588
2017	4,066
2018	4,893
Thereafter	27,203

Effective January 1, 2014 all active plan participants will immediately vest in their benefit, compared to the three year vesting period in effect as of December 31, 2013. Also beginning January 1, 2014, the Pension Plan will no longer offer additional benefits for associates with compensation in excess of 50% of the Social Security wage base.

Thrift Plan. First Financial also sponsors a defined contribution 401(k) thrift plan which covers substantially all employees. Employees may contribute up to 50.0% of their earnings into the plan, not to exceed applicable limitations prescribed by the Internal Revenue Service. Prior to January 1, 2014, First Financial contributed $1.00 for every $1.00 an employee contributed up to 3.00% of the employee's earnings and then contributed $0.50 for every $1.00 thereafter, up to a maximum First Financial total contribution of 4.00% of the employee's earnings. All First Financial matching contributions vest immediately. First Financial contributions to the 401(k) plan are at the discretion of the board of directors. Total First Financial contributions to the 401(k) plan were $2.4 million during 2013, $2.6 million during 2012 and $2.7 million during 2011.

Effective January 1, 2014, First Financial will make matching contributions based on the Company's performance compared to its identified peer group, with the amount of the matching contribution to be determined utilizing management's discretion, and not exceeding 3% of the employee's annual earnings.

Bank-owned Life Insurance. First Financial has purchased life insurance policies on certain employees. The cash surrender value of these policies is carried as an asset on the Consolidated Balance Sheets in Accrued interest and other assets. The carrying value was $88.7 million and $84.5 million at December 31, 2013, and 2012, respectively.